Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Parenthetical) (Detail)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Applicable tax rate		17.00%	17.00%	17.00%
Income tax rate on unappropriated earnings	5.00%	10.00%	10.00%	10.00%